Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [Member] | Supplier A [Member]
Concentration Risk (Textua)
Concentration risk, percentage	18.70%	44.70%	45.60%
Revenue [Member] | Supplier B [Member]
Concentration Risk (Textua)
Concentration risk, percentage		14.70%
Customer A [Member] | Revenue [Member]
Concentration Risk (Textua)
Concentration risk, percentage	25.50%	37.70%	55.10%
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk (Textua)
Concentration risk, percentage	3140.00%	25.10%
Customer B [Member] | Revenue [Member]
Concentration Risk (Textua)
Concentration risk, percentage	15.10%	10.90%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk (Textua)
Concentration risk, percentage	15.90%	21.90%
Customer C [Member] | Revenue [Member]
Concentration Risk (Textua)
Concentration risk, percentage	14.10%
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk (Textua)
Concentration risk, percentage	11.70%